UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Trust

3/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 4.4%
Lockheed Martin Corp.	1,000,430	$99,342,698
United Technologies Corp.	1,045,850	71,975,397

		$171,318,095

Alcoholic Beverages – 1.6%
Diageo PLC	3,112,980	$62,716,517

Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	804,920	$54,734,560

Automotive – 0.6%
Bayerische Motoren Werke AG	445,060	$24,579,093

Biotechnology – 3.7%
Amgen, Inc. (a)	1,047,460	$43,762,879
Genzyme Corp. (a)	893,820	66,625,343
Gilead Sciences, Inc. (a)	666,440	34,341,653

		$144,729,875

Broadcasting – 3.0%
News Corp., “A”	1,499,780	$28,120,875
Viacom, Inc., “B” (a)	772,774	30,617,306
Walt Disney Co.	1,897,330	59,538,215

		$118,276,396

Brokerage & Asset Managers – 2.4%
Charles Schwab Corp.	1,633,970	$30,767,655
Franklin Resources, Inc.	159,390	15,459,236
Goldman Sachs Group, Inc.	223,600	36,981,204
Lehman Brothers Holdings, Inc.	257,920	9,708,109

		$92,916,204

Business Services – 2.1%
Amdocs Ltd. (a)	1,673,560	$47,462,162
Visa, Inc., “A” (a)	556,260	34,688,374

		$82,150,536

Cable TV – 0.4%
Time Warner Cable, Inc. (a)	683,500	$17,073,830

Chemicals – 1.3%
3M Co.	653,800	$51,748,270

Computer Software – 1.4%
Oracle Corp. (a)	2,790,220	$54,576,703

Computer Software - Systems – 3.9%
EMC Corp. (a)	4,269,700	$61,227,498
International Business Machines Corp.	784,700	90,350,358

		$151,577,856

Consumer Goods & Services – 5.8%
Colgate-Palmolive Co.	477,410	$37,195,013
International Flavors & Fragrances, Inc.	656,400	28,914,420
Procter & Gamble Co.	1,289,086	90,326,256
Reckitt Benckiser Group PLC	1,241,243	68,695,540

		$225,131,229

Electrical Equipment – 2.0%
Danaher Corp.	619,900	$47,130,997
Rockwell Automation, Inc.	543,680	31,218,106

		$78,349,103

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
Intel Corp.	3,550,140	$75,191,965
National Semiconductor Corp.	1,334,200	24,442,544
Samsung Electronics Co. Ltd., GDR	174,872	54,603,782
SanDisk Corp. (a)	352,420	7,954,119

		$162,192,410

Energy - Independent – 0.7%
EOG Resources, Inc.	219,860	$26,383,200

Energy - Integrated – 7.8%
Exxon Mobil Corp.	1,172,940	$99,207,265
Hess Corp.	808,930	71,331,447
Marathon Oil Corp.	798,700	36,420,720
TOTAL S.A., ADR	1,347,350	99,717,374

		$306,676,806

Food & Beverages – 5.2%
General Mills, Inc.	921,800	$55,197,384
Nestle S.A.	176,783	88,306,974
PepsiCo, Inc.	855,686	61,780,529

		$205,284,887

Gaming & Lodging – 1.9%
Carnival Corp. (l)	968,040	$39,186,259
International Game Technology	369,300	14,849,553
Ladbrokes PLC	3,410,772	21,051,059

		$75,086,871

General Merchandise – 0.9%
Macy’s, Inc.	1,470,210	$33,903,043

Insurance – 4.2%
American International Group, Inc.	675,872	$29,231,464
Genworth Financial, Inc., “A”	1,460,370	33,062,777
MetLife, Inc.	1,069,500	64,448,070
Travelers Cos., Inc.	771,560	36,919,146

		$163,661,457

Machinery & Tools – 1.2%
Eaton Corp.	337,900	$26,920,493
Ingersoll-Rand Co. Ltd., “A”	453,900	20,234,862

		$47,155,355

Major Banks – 7.9%
Bank of America Corp.	1,613,150	$61,154,517
Bank of New York Mellon Corp.	1,491,706	62,248,891
JPMorgan Chase & Co.	1,962,190	84,276,061
State Street Corp.	961,300	75,942,700
Wells Fargo & Co.	808,656	23,531,890

		$307,154,059

Medical Equipment – 3.0%
Boston Scientific Corp. (a)	1,288,850	$16,587,500
Medtronic, Inc.	1,352,230	65,407,365
Zimmer Holdings, Inc. (a)	475,040	36,986,614

		$118,981,479

Natural Gas - Distribution – 0.7%
Questar Corp.	496,400	$28,076,384

Massachusetts Investors Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 3/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 2.1%
Cisco Systems, Inc. (a)	2,618,871	$63,088,602
Nokia Corp., ADR	571,100	18,178,113

		$81,266,715

Oil Services – 2.9%
Halliburton Co.	564,500	$22,201,785
National Oilwell Varco, Inc. (a)	534,700	31,215,786
Noble Corp.	1,229,960	61,092,113

		$114,509,684

Other Banks & Diversified Financials – 2.1%
American Express Co.	829,000	$36,243,880
New York Community Bancorp, Inc. (l)	1,733,800	31,589,836
UBS AG	448,368	13,025,216

		$80,858,932

Pharmaceuticals – 7.4%
Abbott Laboratories	1,489,290	$82,134,344
Johnson & Johnson	1,311,178	85,056,117
Merck & Co., Inc.	998,000	37,874,100
Roche Holding AG	448,064	84,295,296

		$289,359,857

Specialty Chemicals – 2.2%
Linde AG	315,800	$44,605,660
Praxair, Inc.	494,310	41,635,731

		$86,241,391

Specialty Stores – 1.8%
Nordstrom, Inc. (l)	772,400	$25,180,240
Staples, Inc.	2,086,160	46,124,998

		$71,305,238

Telecommunications - Wireless – 1.2%
America Movil S.A.B. de C.V., “L”, ADR	233,200	$14,852,508
Rogers Communications, Inc., “B”	912,500	32,760,733

		$47,613,241

Telephone Services – 1.9%
AT&T, Inc.	1,916,100	$73,386,630

Tobacco – 1.8%
Altria Group, Inc.	943,480	$20,945,256
Philip Morris International, Inc. (a)	943,480	47,721,218

		$68,666,474

Trucking – 1.1%
FedEx Corp.	449,890	$41,691,306

Utilities - Electric Power – 2.7%
Entergy Corp.	218,730	$23,859,068
Exelon Corp.	665,140	54,055,928
FPL Group, Inc.	464,800	29,161,552

		$107,076,548

Total Common Stocks		$3,866,410,234

Short-Term Obligations – 0.6%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$22,974,000	$22,974,000

Collateral for Securities Loaned – 2.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	76,709,423	$76,709,423

Total Investments		$3,966,093,657

Other Assets, Less Liabilities – (1.4)%		(54,253,563)

Net Assets – 100.0%		$3,911,840,094

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Trust

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,866,410,234	$99,683,423	$—	$3,966,093,657
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,508,498,448

Gross unrealized appreciation	$698,509,818
Gross unrealized depreciation	(240,914,609)

Net unrealized appreciation (depreciation)	$457,595,209

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.